PRIVATE PLACEMENT OF CONVERTIBLE NOTES	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Long-Term Debt, Unclassified [Abstract]
PRIVATE PLACEMENT OF CONVERTIBLE NOTES

NOTE E – PRIVATE PLACEMENT OF CONVERTIBLE NOTES

During the years ended September 30, 2011 and 2010 the Company issued multiple senior secured convertible promissory notes, all of which had been converted as of September 30, 2012.  The activity that occurred during the year ended September 30, 2012 is summarized below.

10% Secured Convertible Promissory Note dated June 4, 2010

On June 4, 2010, the Company issued a $675,000 related party convertible promissory note due January 31, 2012 with interest at 10% per annum due upon maturity.  In January 2012, the Company issued an aggregate of 6,750,248 shares of Common Stock in settlement of the convertible notes and related accrued interest.

10% Senior Secured Convertible Promissory Notes dated July 15, 2010

On July 15, 2010, the Company issued an aggregate of $2,000,000 senior secured convertible promissory notes due July 15, 2011 with interest at 10% per annum due upon maturity to “accredited investors,” as defined in regulations promulgated under the Securities Act of 1933, as amended (“Securities Act”).

On January 7, 2011, upon the completion of a Subsequent Financing, the above described conversion rate changed from $0.04405 to $0.037104 with an extended due date from July 15, 2011 to January 7, 2012 on $1,550,000 of the $2,000,000 issued senior convertible promissory notes.  All other terms remained the same.  Although the conversion rate of the remaining $450,000 senior secured convertible promissory notes remained the same, the due date was extended also to January 7, 2012.  In conjunction with the conversion rate and term modifications of the $1,550,000 senior secured convertible promissory notes, the Company wrote off the remaining unamortized debt discount of $331,332 to operations.

Amortization of $26,091 was recorded for the year ended September 30, 2012.

 In January 2012, the Company issued an aggregate of 11,729,821 shares of Common Stock in settlement of the $450,000 convertible notes and related accrued interest.  As described further below, the Company issued 1,497,826 and 44,778,815 shares on October 26, 2011 and January 7, 2012, respectively in settlement of the remaining $1,550,000 convertible notes and related accrued interest.

10% Senior Secured Convertible Promissory Notes dated November 19, 2010

On November 19, 2010, the Company issued an aggregate of $350,000 in principal amount of senior secured convertible notes bearing interest at a rate of 10% per annum to “accredited investors,” as defined in regulations promulgated under the Securities Act.

The Company recorded the intrinsic value of the embedded beneficial conversion feature ($76,494) to debt discount which will be amortized to interest expense over the term of the notes. Amortization of $10,479 was recorded for the year ended September 30, 2012.

In November 2011, the Company issued an aggregate of 11,693,102 shares of Common Stock in settlement of the convertible notes and related accrued interest.

10% Senior Secured Convertible Promissory Note dated November 30, 2010

On November 30, 2010, the Company issued a $750,000 principal amount senior secured convertible note bearing interest at a rate of 10% per annum to an “accredited investor,” as defined in regulations promulgated under the Securities Act.

The Company recorded the intrinsic value of the embedded beneficial conversion feature ($270,078) to debt discount which will be amortized to interest expense over the term of the note. Amortization of $45,136 was recorded for the year ended September 30, 2012.

On November 30, 2011, the Company issued an aggregate of 26,716,321 shares of Common Stock in settlement of the convertible note and related accrued interest.

10% Senior Secured Convertible Promissory Note dated January 7, 2011.

On January 7, 2011, the Company issued a $750,000 principal amount senior secured convertible note bearing interest at a rate of 10% per annum to an “accredited investor,” as defined in regulations promulgated under the Securities Act.

Amortization of $65,159 was recorded for the year ended September 30, 2012.

In January 2012, the Company issued an aggregate of 14,921,324 shares of Common Stock in settlement of the convertible note and related accrued interest.

10% Senior Secured Convertible Promissory Notes issued on July 15, 2010, modified on January 7, 2011

On January 7, 2011, the Company modified previously issued senior secured promissory notes initially dated July 15, 2010 totaling $1,550,000 in principal amount bearing interest at a rate of 10% per annum to “accredited investors,” as defined in regulations promulgated under the Securities Act

The Company recorded the intrinsic value of the embedded beneficial conversion feature ($1,499,536) to debt discount which will be amortized to interest expense over the term of the notes. Amortization of $392,923 was recorded for the year ended September 30, 2012.

On October 26, 2011, the Company issued 1,497,826 shares of Common Stock in settlement of $50,000 of convertible notes and related accrued interest.

In January 2012, the Company issued an aggregate of 44,778,815 shares of Common Stock in settlement of the remaining $1,447,000 convertible notes and related accrued interest.

4% Senior Secured Convertible Promissory Note issued on July 11, 2011

On July 11, 2011, the Company issued a $250,000 related party convertible promissory note due July 11, 2012 with interest at 4% per annum due upon maturity.

On July 11, 2012, the Company issued 4,444,444 shares of Common Stock in settlement of $250,000 of convertible notes and related accrued interest.

NOTE D – PRIVATE PLACEMENT OF CONVERTIBLE NOTES

Convertible notes payable as of September 30, 2012 and 2011 are as follows:

	2012	2011
Secured Convertible Note Payable dated June 4, 2010, net of unamortized debt discount of $1,332 (see below)	$—	$223,668
Secured Convertible Notes Payable dated July 15, 2010, net of unamortized debt discount of $26,091 (see below)	—	423,909
Secured Convertible Notes Payable dated November 19, 2010, net of unamortized debt discount of $10,479 (see below)	—	339,521
Secured Convertible Note Payable dated November 30, 2010, net of unamortized debt discount of $45,136 (see below)	—	704,864
Secured Convertible Note Payable dated January 7, 2011, net of unamortized debt discount of $65,159 (see below)	—	684,841
Secured Convertible Notes Payable, dated July 15, 2010, modified January 7, 2011, net of unamortized debt discount of $392,923 (see below)	—	1,104,077
Secured Convertible Note Payable, dated July 11, 2011	-	250,000
Total	-	3,730,880
Less: current portion	( -)	(3,730,880)
Long-term debt- net	$—	$—

10% Secured Convertible Promissory Note dated June 4, 2010

On June 4, 2010, the Company issued a $675,000 related party convertible promissory note due January 31, 2012 with interest at 10% per annum due upon maturity. The note is convertible at any time prior to maturity, at the holder’s option, into shares of the Company’s common stock, par value $.001 per share (“Common Stock”), at a price equal to the greater of (i) 50% of the average price of the Common Stock for the ten trading days prior to the date of the notice of conversion or (ii) at $0.038866151 per share, which is equal to a 20% discount to the average volume, weighted average price of the Common Stock for the ten trading days prior to issuance. At maturity, the note, including any accrued and unpaid interest, is automatically convertible at $0.038866151 per share. The Company has granted the noteholder a security interest in all the Company’s assets.

In accordance with ASC 470-20, the Company recognized an embedded beneficial conversion feature present in the note. The Company allocated a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. The Company recognized and measured an aggregate of $19,692 of the proceeds, which is equal to the intrinsic value of the embedded beneficial conversion feature, to additional paid-in capital and a discount against the note. The debt discount attributed to the beneficial conversion feature is amortized over the note’s maturity period as interest expense.

The Company recorded the intrinsic value of the embedded beneficial conversion feature ($19,692) to debt discount which will be amortized to interest expense over the term of the note. Amortization of $1,332 and $3,954 was recorded for the years ended September, 2012 and 2011, respectively for the $225,000 out of the $675,000 related party convertible promissory note.

On July 15, 2010, $450,000 of the $675,000 related party convertible promissory note was converted to the same terms and conditions as described in the 10% Secured Convertible Promissory Notes dated July 15, 2010 below.

In January 2012, the Company issued an aggregate of 6,750,248 shares of Common Stock in settlement of the convertible notes and related accrued interest.

10% Senior Secured Convertible Promissory Notes dated July 15, 2010

On July 15, 2010, the Company issued an aggregate of $2,000,000 senior secured convertible promissory notes due July 15, 2011 with interest at 10% per annum due upon maturity to “accredited investors,” as defined in regulations promulgated under the Securities Act of 1933, as amended (“Securities Act”). The notes are convertible at any time prior to maturity, at the holders’ option, into shares of Common Stock (i) prior to the occurrence of Subsequent Financing at a rate of $0.04405, or (ii) after Subsequent Financing in the event the holder elects to receive shares of Common Stock (and not securities issued in a Subsequent Financing (“Subsequent Financing Securities”) or securities issued in a Qualified Financing (the “Qualified Financing Securities”)), at a rate of $0.04405, or as of any conversion date that occurs after the closing of a Subsequent Financing at a rate of 80% of the purchase price paid by investors in the Subsequent Financing. The notes automatically convert at the earlier occurrence of (i) maturity or (ii) Qualified Financing including any accrued and unpaid interest, at a rate as described above. The Company has granted the note holders a security interest in all the Company’s assets and the assets of APDN (B.V.I.) Inc., the Company’s wholly-owned subsidiary.

A “Subsequent Financing” is defined for purposes of this Note D as the issuance and sale by the Company or its affiliates during the term of the promissory note of securities that do not qualify as Qualified Financing. A “Qualified Financing” is defined for purposes of this Note D as the issuance and sale by the Company or an affiliate thereof of equity or debt securities in a single transaction that results in gross proceeds of at least $10,000,000 (before transaction fees and expenses).

In accordance with ASC 470-20, the Company recognized an embedded beneficial conversion feature present in the notes. The Company allocated a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. The Company recognized and measured an aggregate of $678,774 of the proceeds, which is equal to the intrinsic value of the embedded beneficial conversion feature, to additional paid-in capital and a discount against the notes. The debt discount attributed to the beneficial conversion feature is amortized over the notes’ maturity period (one year) as interest expense.

The Company recorded the intrinsic value of the embedded beneficial conversion feature ($678,774) to debt discount which will be amortized to interest expense over the term of the notes.

On January 7, 2011, upon the completion of a Subsequent Financing, the above described conversion rate changed from $0.04405 to $0.037104 with an extended due date from July 15, 2011 to January 7, 2012 on $1,550,000 of the $2,000,000 issued senior convertible promissory notes. All other terms are remaining the same. Although the conversion rate of the remaining $450,000 senior secured convertible promissory notes remained the same, the due date was extended also to January 7, 2012. In conjunction with the conversion rate and term modifications of the $1,550,000 senior secured convertible promissory notes, the Company wrote off the remaining unamortized debt discount of $331,332 to operations. See below discussion of the restructured senior secured convertible promissory notes.

Amortization of $26,091 and $70,102 was recorded for the years ended September 30, 2012 and 2011, respectively.

In January 2012, the Company issued an aggregate of 11,729,821 shares of Common Stock in settlement of the $450,000 convertible notes and related accrued interest.

10% Senior Secured Convertible Promissory Notes dated November 19, 2010

On November 19, 2010, the Company issued an aggregate of $350,000 in principal amount of senior secured convertible notes bearing interest at a rate of 10% per annum to “accredited investors,” as defined in regulations promulgated under the Securities Act. The notes are convertible, in whole or in part, at any time, at the option of the noteholders, into either (A) such number of shares of Common Stock determined by dividing (i) the principal amount of each note, together with any and all accrued and unpaid interest and penalties, by (ii) a conversion price of $ 0.032825817 (equal to a 20% discount to the average volume, weighted average price of the Common Stock for the ten trading days prior to issuance, which is referred to as the “Common Conversion Price” for purposes of this Note D) or (B) Subsequent Financing Securities at a conversion price equal to 80% of the price per Subsequent Security paid by investors for Subsequent Financing Securities in a Subsequent Financing (which is referred to as the “Subsequent Financing Price” for purposes of this Note D). A noteholder may convert its notes in whole in connection with any one Subsequent Financing or in part in connection with one or more Subsequent Financings. The notes shall be automatically converted upon the earlier of (I) November 19, 2011 and (II) the completion of a Qualified Financing at the election of each noteholder into either (A) shares of Common Stock at the applicable Common Conversion Price, (B) Subsequent Financing Securities at a conversion price equal to 80% of the Subsequent Financing Price, or (C) Qualified Financing Securities at a conversion price equal to 80% of the price per Qualified Financing Security paid by investors for the Qualified Financing Securities (which is referred to as the “Qualified Financing Price” for purposes of this Note D).

The notes bear interest at the rate of 10% per annum and are due and payable in full on November 19, 2011.

Until the principal and accrued but unpaid interest under the notes are paid in full, or converted into Common Stock, Subsequent Financing Securities or Qualified Financing Securities (collectively, “Conversion Shares”) pursuant to their terms, the Company’s obligations under the notes will be secured by a lien on all assets of the Company and the assets of APDN (B.V.I.) Inc., the Company’s wholly-owned subsidiary.

In accordance with ASC 470-20, the Company recognized an embedded beneficial conversion feature present in the notes. The Company allocated a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. The Company recognized and measured an aggregate of $76,494 of the proceeds, which is equal to the intrinsic value of the embedded beneficial conversion feature, to additional paid-in capital and a discount against the notes. The debt discount attributed to the beneficial conversion feature is amortized over the notes’ maturity period (one year) as interest expense.

The Company recorded the intrinsic value of the embedded beneficial conversion feature ($76,494) to debt discount which will be amortized to interest expense over the term of the notes. Amortization of $10,479 and $66,015 was recorded for the years ended September 30, 2012 and 2011, respectively.

In November 2011, the Company issued an aggregate of 11,693,102 shares of Common Stock in settlement of the convertible notes and related accrued interest.

10% Senior Secured Convertible Promissory Note dated November 30, 2010

On November 30, 2010, the Company issued a $750,000 principal amount senior secured convertible note bearing interest at a rate of 10% per annum to an “accredited investor,” as defined in regulations promulgated under the Securities Act. The note is convertible, in whole or in part, at any time, at the option of the noteholder, into either (A) such number of shares of Common Stock determined by dividing (i) the principal amount of the note, together with any and all accrued and unpaid interest and penalties, by (ii) a conversion price of $ 0.03088 (the applicable Common Conversion Price) or (B) Subsequent Financing Securities at the Subsequent Financing Price. The noteholder may convert its note in whole in connection with any one Subsequent Financing or in part in connection with one or more Subsequent Financings. The note shall be automatically converted upon the earlier of (I) November 30, 2011 and (II) the completion of a Qualified Financing at the election of the noteholder into either (A) shares of Common Stock at the applicable Common Conversion Price, (B) Subsequent Financing Securities at a conversion price equal to 80% of the Subsequent Financing Price, or (C) Qualified Financing Securities at a conversion price equal to 80% of the Qualified Financing Price.

The note bears interest at the rate of 10% per annum and is due and payable in full on November 30, 2011.

Until the principal and accrued but unpaid interest under the note is paid in full, or converted into Conversion Shares pursuant to its terms, the Company’s obligations under the note will be secured by a lien on all assets of the Company and the assets of APDN (B.V.I.) Inc., the Company’s wholly-owned subsidiary.

In accordance with ASC 470-20, the Company recognized an embedded beneficial conversion feature present in the note. The Company allocated a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. The Company recognized and measured an aggregate of $270,078 of the proceeds, which is equal to the intrinsic value of the embedded beneficial conversion feature, to additional paid-in capital and a discount against the note. The debt discount attributed to the beneficial conversion feature is amortized over the note’s maturity period (one year) as interest expense.

The Company recorded the intrinsic value of the embedded beneficial conversion feature ($270,078) to debt discount which will be amortized to interest expense over the term of the note. Amortization of $45,136 and $224,942 was recorded for the year ended September 30, 2012 and 2011, respectively.

On November 30, 2011, the Company issued an aggregate of 26,716,321 shares of Common Stock in settlement of the convertible note and related accrued interest.

10% Senior Secured Convertible Promissory Note dated January 7, 2011.

On January 7, 2011, the Company issued a $750,000 principal amount senior secured convertible note bearing interest at a rate of 10% per annum to an “accredited investor,” as defined in regulations promulgated under the Securities Act.

The Note is convertible, in whole or in part, at any time, at the option of the noteholder, into either (A) such number of shares of Common Stock determined by dividing (i) the principal amount of the Note, together with any and all accrued and unpaid interest and penalties, by (ii) a conversion price of $ 0.05529 (the applicable Common Conversion Price) or (B) Subsequent Financing Securities at a conversion price equal to 80% of the Subsequent Financing Price. The noteholder may convert its Notes in whole in connection with any one Subsequent Financing or in part in connection with one or more Subsequent Financings.

The Note shall be automatically converted upon the earlier of (I) January 7, 2012 and (II) the completion of a Qualified Financing at the election of the noteholder into either (A) shares of Common Stock at the applicable Common Conversion Price, (B) Subsequent Financing Securities at a conversion price equal to 80% of the Subsequent Financing Price, or (C) Qualified Financing Securities at a conversion price equal to 80% of the Qualified Financing Price.

Pursuant to a joinder agreement, the noteholder became party to the registration rights agreement, dated as of July 15, 2010 (the “Registration Rights Agreement”), with the Company, pursuant to which the Company has agreed to prepare and file a registration statement with the SEC to register under the Securities Act resales from time to time of the Conversion Shares issued or issuable upon conversion or redemption of the Note. The Company is required to file a registration statement within 45 days of receiving a Demand Registration Request (as defined in the Registration Rights Agreement), and to cause the registration statement to be declared effective within 45 days (or 90 days if the registration statement is reviewed by the SEC). The Company will be required to pay penalties to the noteholder in the event that these deadlines are not met.

The Note bears interest at the rate of 10% per annum and is due and payable in full on January 7, 2012. Until the principal and accrued but unpaid interest under the Note is paid in full, or converted into Conversion Shares pursuant to its terms, the Company’s obligations under the Note will be secured by a lien on all assets of the Company and the assets of APDN (B.V.I.) Inc., the Company’s wholly-owned subsidiary, in favor of Etico Capital, LLC, as Collateral Agent for the Purchasers named therein pursuant to security agreements dated as of July 15, 2010, to which the noteholder became party pursuant to joinder agreements.

In accordance with ASC 470-20, the Company recognized an embedded beneficial conversion feature present in the note. The Company allocated a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. The Company recognized and measured an aggregate of $240,233 of the proceeds, which is equal to the intrinsic value of the embedded beneficial conversion feature, to additional paid-in capital and a discount against the note. The debt discount attributed to the beneficial conversion feature is amortized over the note’s maturity period (one year) as interest expense.

Amortization of $65,159 and $175,074 was recorded for the years ended September 30, 2012 and 2011, respectively.

In January 2012, the Company issued an aggregate of 14,921,324 shares of Common Stock in settlement of the convertible note and related accrued interest.

10% Senior Secured Convertible Promissory Notes issued on July 15, 2010, modified on January 7, 2011

On January 7, 2011, the Company modified previously issued senior secured promissory notes initially dated July 15, 2010 totaling $1,550,000 in principal amount bearing interest at a rate of 10% per annum to “accredited investors,” as defined in regulations promulgated under the Securities Act. The notes are convertible, in whole or in part, at any time, at the option of the noteholders, into either (A) such number of shares of Common Stock determined by dividing (i) the principal amount of each note, together with any and all accrued and unpaid interest and penalties, by (ii) a conversion price of $ 0.037104 (the applicable Common Conversion Price) or (B) Subsequent Financing Securities at a conversion price equal to 80% of Subsequent Financing Price. A noteholder may convert its note in whole in connection with any one Subsequent Financing or in part in connection with one or more Subsequent Financings. The notes shall be automatically converted upon the earlier of (I) January 7, 2012 and (II) the completion of a Qualified Financing at the election of the noteholder into either (A) shares of Common Stock at the applicable Common Conversion Price, (B) Subsequent Financing Securities at a conversion price equal to 80% of the Subsequent Financing Price, or (C) Qualified Financing Securities at a conversion price equal to 80% of the Qualified Financing Price. The effect of this refinancing was recognized as “debt modification” in the financial statements.

The notes bear interest at the rate of 10% per annum and are due and payable in full on January 7, 2012.

Until the principal and accrued but unpaid interest under the notes are paid in full, or converted into Conversion Shares pursuant to their terms, the Company’s obligations under the notes will be secured by a lien on all assets of the Company and the assets of APDN (B.V.I.) Inc., the Company’s wholly-owned subsidiary.

In accordance with ASC 470-20, the Company recognized an embedded beneficial conversion feature present in the notes. The Company allocated a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. The Company recognized and measured an aggregate of $1,499,536 of the proceeds, which is equal to the intrinsic value of the embedded beneficial conversion feature, to additional paid-in capital and a discount against the notes. The debt discount attributed to the beneficial conversion feature is amortized over the notes’ maturity period (one year) as interest expense.

The Company recorded the intrinsic value of the embedded beneficial conversion feature ($1,499,536) to debt discount which will be amortized to interest expense over the term of the notes. Amortization of $392,923 and $1,106,613 was recorded for the years ended September 30, 2012 and 2011, respectively.

On October 26, 2011, the Company issued 1,497,826 shares of Common Stock in settlement of $50,000 of convertible notes and related accrued interest.

In January 2012, the Company issued an aggregate of 44,778,815 shares of Common Stock in settlement of the remaining $1,447,000 convertible notes and related accrued interest.

Adjustment of Conversion Price of Certain 10 % Senior Secured Convertible Promissory Notes dated July 15, 2010.

In February 2011, the Company adjusted the conversion price of $1,550,000 of the $2,000,000 in principal amount of senior secured convertible promissory notes issued on July 15, 2010 (the “July 15 Notes”), from $0.04405 to $0.037104. The remaining $450,000 aggregate principal amount of the July 15 Notes, held by James A. Hayward, the Company’s Chairman, President and Chief Executive Officer, will continue to have a conversion price of $0.04405 The note was fully converted during the fiscal year ended September 30, 2012.

4% Senior Secured Convertible Promissory Note issued on July 11, 2011

On July 11, 2011, the Company issued a $250,000 related party convertible promissory note due July 11, 2012 with interest at 4% per annum due upon maturity. The note is convertible at any time prior to maturity, at the holder’s option, into shares of Common Stock at $0.0585 per share. At maturity, the note, including any accrued and unpaid interest, is automatically convertible at $0.0585 per share. The Company has granted the note holder a security interest in all the Company’s assets.

The embedded conversion feature present in the note equaled the fair value of the underlying Common Stock at the date of issuance, therefore the Company did not record a beneficial conversion feature.

On July 11, 2012, the Company issued 4,444,444 shares of Common Stock in settlement of $250,000 of convertible notes and related accrued interest.